Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of provision for income taxes
Current	$ (595,421)	$ 1,300,894	$ 783,382
Deferred
Total income tax expense	$ (595,421)	$ 1,300,894	$ 783,382